Cash and cash equivalents	12 Months Ended
Mar. 31, 2014
Cash and cash equivalents

3. Cash and cash equivalents:

“Cash and cash equivalents” as of March 31, 2013 and 2014 comprised the following:

	Millions of yen
	2013	2014
Cash	¥260,109	¥157,650
Certificates of deposit	60,000	20,000
Commercial paper	69,989	2,212
Bailment for consumption	100,000	346,911
Other	3,576	147

Total	¥493,674	¥526,920

The aggregate amount of commercial paper as of March 31, 2013 and 2014 was ¥69,989 million and ¥2,212 million, respectively, all of which were included in “Cash and cash equivalents” in the consolidated balance sheet. The commercial paper as of March 31, 2013 was classified as held-to-maturity securities, amortized amounts of which approximate their fair value. The commercial paper as of March 31, 2014 was classified as available-for-sale securities, fair value of which approximates their amortized amounts.

The aggregate amount of certificates of deposit as of March 31, 2013 and 2014 were ¥60,000 million and ¥20,000 million, respectively, all of which were recorded in “Cash and cash equivalents” in the consolidated balance sheet.

Information regarding “Bailment for consumption” is disclosed in Note 13 “Related party transactions.”